INCOME TAXES - Components of Company's income tax provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
State					$ 5	$ 2
Foreign					(193)	23
Total current tax expense (benefit)					(188)	25
Deferred
Provision for (benefit from) income taxes	$ 5	$ (28)	$ 9	$ (100)	$ (188)	$ 23